Sports Portfolio Acquisitions and Discontinued Operations - Schedule of Unaudited Pro Forma Profit and Loss (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Historical Brera Holdings PLC [Member]
Schedule of Condensed Consolidated Statement of Profit or Loss [Line Items]
Revenue		€ 4,484	[1]	€ 1,193
Operating expense
Equity based expenses and warrants		269,125	[1]	961
General and administrative expense		37,871	[1]	4,473
Impairment of non-financial assets	[1]	81,999
Total operating expenses		388,995	[1]	5,434
Operating loss from continuing operations		(384,511)	[1]	(4,241)
Other income (expense):
Interest expense		(229)	[1]	(8)
Other income		6,297	[1]	412
Total other income		6,068	[1]	404
Loss before income taxes from continuing operations		(378,443)	[1]	(3,837)
Provision for income taxes	[1]	(1,109)
Net loss from continuing operations		(377,334)	[1]	(3,837)
Loss from discontinued operations, net of tax		(711)	[1]	(1,212)
Net loss		(378,045)	[1]	(5,049)
Attributable to the Company		(376,223)	[1]	(4,428)
Attributable to non-controlling interest		(1,822)	[1]	(621)
Total Attributable to the Company		(378,045)	[1]	(5,049)
Foreign currency translation adjustments		2,307	[1]	(28)
Total comprehensive loss		€ (375,738)	[1]	€ (5,077)
Historical Brera Holdings PLC [Member] | Ordinary shares – Class A [Member
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)	[1]	45,142
Weighted average shares outstanding – diluted (in Shares)	[1]	45,142
Net loss per share from continuing operations - basic and diluted
Net loss per share from continuing operations – basic (in Euro per share)	[1]	€ (163.06)
Net loss per share from continuing operations – diluted (in Euro per share)	[1]	(163.06)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from discontinued operations – basic (in Euro per share)	[1]	(0.31)
Net loss per share from discontinued operations – diluted (in Euro per share)	[1]	€ (0.31)
Historical Brera Holdings PLC [Member] | Ordinary shares - Class B [Member]
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)		2,268,957	[1]	102,751
Weighted average shares outstanding – diluted (in Shares)		2,268,957	[1]	102,751
Net loss per share from continuing operations - basic and diluted
Net loss per share from continuing operations – basic (in Euro per share)		€ (163.06)	[1]	€ (23.21)
Net loss per share from continuing operations – diluted (in Euro per share)		(163.06)	[1]	(23.21)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from discontinued operations – basic (in Euro per share)		(0.31)	[1]	(7.33)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.31)	[1]	€ (7.33)
Historical Brera Holdings PLC [Member] | Ordinary shares – Class A [Member]
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)				62,580
Weighted average shares outstanding – diluted (in Shares)				62,580
Net loss per share from continuing operations - basic and diluted
Net loss per share from continuing operations – basic (in Euro per share)				€ (23.21)
Net loss per share from continuing operations – diluted (in Euro per share)				(23.21)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from discontinued operations – basic (in Euro per share)				(7.33)
Net loss per share from discontinued operations – diluted (in Euro per share)				€ (7.33)
Historical Juve Stabia [Member]
Schedule of Condensed Consolidated Statement of Profit or Loss [Line Items]
Revenue		€ 6,973	[2]	€ 6,548
Operating expense
Equity based expenses and warrants			[2]
General and administrative expense		10,280	[2]	11,349
Impairment of non-financial assets			[2]
Total operating expenses		10,280	[2]	11,349
Operating loss from continuing operations		(3,307)	[2]	(4,801)
Other income (expense):
Interest expense		(95)	[2]	(130)
Other income		468	[2]	791
Total other income		373	[2]	661
Loss before income taxes from continuing operations		(2,934)	[2]	(4,140)
Provision for income taxes		294	[2]	115
Net loss from continuing operations		(3,228)	[2]	(4,255)
Loss from discontinued operations, net of tax			[2]
Net loss		(3,228)	[2]	(4,255)
Attributable to the Company		(1,679)	[2]	(2,111)
Attributable to non-controlling interest		(1,549)	[2]	(2,144)
Total Attributable to the Company		(3,228)	[2]	(4,255)
Foreign currency translation adjustments			[2]
Total comprehensive loss		(3,227)	[2]	(4,255)
Unaudited Pro Forma Adjustments [Member]
Schedule of Condensed Consolidated Statement of Profit or Loss [Line Items]
Revenue			[3]		[4]
Operating expense
Equity based expenses and warrants			[3]		[4]
General and administrative expense		567	[3]	1,210	[4]
Impairment of non-financial assets			[3]		[4]
Total operating expenses		567	[3]	1,210	[4]
Operating loss from continuing operations		(567)	[3]	(1,210)	[4]
Other income (expense):
Interest expense			[3]		[4]
Other income			[3]		[4]
Total other income			[3]		[4]
Loss before income taxes from continuing operations		(567)	[3]	(1,210)	[4]
Provision for income taxes			[3]		[4]
Net loss from continuing operations		(567)	[3]	(1,210)	[4]
Loss from discontinued operations, net of tax			[3]		[4]
Net loss		(567)	[3]	(1,210)	[4]
Attributable to the Company		(295)	[3]	(629)	[4]
Attributable to non-controlling interest		(272)	[3]	(581)	[4]
Total Attributable to the Company		(567)	[3]	(1,210)	[4]
Foreign currency translation adjustments			[3]		[4]
Total comprehensive loss		(567)	[3]	(1,210)	[4]
Unaudited Pro Forma Combined [Member]
Schedule of Condensed Consolidated Statement of Profit or Loss [Line Items]
Revenue		11,457		7,741
Operating expense
Equity based expenses and warrants		269,125		961
General and administrative expense		48,718		17,032
Impairment of non-financial assets		81,999
Total operating expenses		399,842		17,993
Operating loss from continuing operations		(388,385)		(10,252)
Other income (expense):
Interest expense		(324)		(138)
Other income		6,765		1,203
Total other income		6,441		1,065
Loss before income taxes from continuing operations		(381,944)		(9,187)
Provision for income taxes		(815)		115
Net loss from continuing operations		(381,128)		(9,302)
Loss from discontinued operations, net of tax		(711)		(1,212)
Net loss		(381,839)		(10,514)
Attributable to the Company		(378,197)		(6,834)
Attributable to non-controlling interest		(3,643)		(3,037)
Total Attributable to the Company		(381,840)		(9,871)
Foreign currency translation adjustments		2,307		(28)
Total comprehensive loss		€ (379,533)		€ (9,899)
Unaudited Pro Forma Combined [Member] | Ordinary shares – Class A [Member
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)		45,142
Weighted average shares outstanding – diluted (in Shares)		45,142
Net loss per share from continuing operations - basic and diluted
Net loss per share from continuing operations – basic (in Euro per share)		€ (164.7)
Net loss per share from continuing operations – diluted (in Euro per share)		(164.7)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from discontinued operations – basic (in Euro per share)		(0.31)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.31)
Unaudited Pro Forma Combined [Member] | Ordinary shares - Class B [Member]
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)		2,268,957		102,751
Weighted average shares outstanding – diluted (in Shares)		2,268,957		102,751
Net loss per share from continuing operations - basic and diluted
Net loss per share from continuing operations – basic (in Euro per share)		€ (164.7)		€ (56.26)
Net loss per share from continuing operations – diluted (in Euro per share)		(164.7)		(56.26)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from discontinued operations – basic (in Euro per share)		(0.31)		(7.33)
Net loss per share from discontinued operations – diluted (in Euro per share)		€ (0.31)		€ (7.33)
Unaudited Pro Forma Combined [Member] | Ordinary shares – Class A [Member]
Weighted average shares outstanding - basic and diluted:
Weighted average shares outstanding – basic (in Shares)				62,580
Weighted average shares outstanding – diluted (in Shares)				62,580
Net loss per share from continuing operations - basic and diluted
Net loss per share from continuing operations – basic (in Euro per share)				€ (56.26)
Net loss per share from continuing operations – diluted (in Euro per share)				(56.26)
Net loss per share from discontinued operations - basic and diluted
Net loss per share from discontinued operations – basic (in Euro per share)				(7.33)
Net loss per share from discontinued operations – diluted (in Euro per share)				€ (7.33)

[1]	Includes the profit and loss activity of Juve Stabia from June 21, 2025 to December 31, 2025
[2]	Includes the profit and loss activity of Juve Stabia from January 1, 2025 through June 20, 2025 (date of acquisition)
[3]	Unaudited pro forma adjustment pertains to amortization of intangibles for the period of January 1, 2025 through June 20, 2025.
[4]	Unaudited pro forma adjustment pertains to amortization of intangibles for the year ended of December 31, 2024